Leases (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 65,625
2021	22,266
2022	19,929
2023	19,929
2024	6,661
Thereafter	0
Total minimum lease revenue, net of commissions	$ 134,410